CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 3,685	$ 1,468
Restricted cash	108	123
Trade receivables (net of allowance for doubtful accounts of $ 874 and $ 1,383 at December 31, 2012 and 2011, respectively)	16,215	14,427
Other accounts receivable and prepaid expenses (Note 3)	2,069	1,946
Inventories (Note 4)	3,982	4,467
Total current assets	26,059	22,431
LONG-TERM ASSETS:
Long-term accounts receivable	582	805
Severance pay fund	9,034	7,474
Property and equipment, net (Note 5)	10,364	10,839
Investment and long term loans to affiliate (Note 6)	814	266
Other intangible assets, net (Note 7)	2,242	3,030
Goodwill (Note 8)	47,190	44,493
Total long-term assets	70,226	66,907
Total assets	96,285	89,338
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans (Note 9)	11,129	13,208
Trade payables	11,248	9,821
Deferred revenues and customer advances	6,954	6,890
Other accounts payable and accrued expenses (Note 10)	7,251	7,440
Total current liabilities	36,582	37,359
LONG-TERM LIABILITIES:
Long-term loans from banks (Note 11)	9,339	7,715
Long-term loans from shareholders and others (Note 12)	925	943
Other long-term liabilities (Note 13)	3,765	2,895
Accrued severance pay	10,328	8,625
Total long-term liabilities	24,357	20,178
COMMITMENTS AND CONTINGENT LIABILITIES (Note 14)
Pointer Telocation Ltd's shareholders' equity:
Share capital (Note 15) - Ordinary shares of NIS 3 par value - Authorized: 8,000,000 shares at December 31, 2012 and 2011; Issued and outstanding: 5,555,558 and 4,860,024 shares at December 31, 2012 and 2011, respectively	3,871	3,353
Additional paid-in capital	120,290	119,147
Accumulated other comprehensive income	1,127	837
Accumulated deficit	(95,540)	(96,743)
Total Pointer Telocation Ltd's shareholders' equity	29,748	26,594
Non-controlling interest	5,598	5,207
Total equity	35,346	31,801
Total liabilities and equity	$ 96,285	$ 89,338